Securities - Maturity Distribution and Yield of Investment Securities Portfolio (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Securities available-for-sale, Amount:
One year or less	$ 14,361
Over 1 through 5 years	18,952
Over 5 through 10 years	6,016
Over 10 years	3,555
Total	85,809	$ 79,543	$ 73,822
Securities held-to-maturity, Amount:
One year or less	1,590
Over 1 through 5 years	4,756
Over 5 through 10 years	820
Over 10 years	14
Amortized cost	33,982	40,827	40,905
Mortgage-backed securities
Securities available-for-sale, Amount:
Without single maturity date	37,788
Securities held-to-maturity, Amount:
Mortgage-backed securities	26,802
Asset-backed securities
Securities available-for-sale, Amount:
Without single maturity date	5,137
U.S. Treasury
Securities available-for-sale, Amount:
One year or less	7,682
Over 1 through 5 years	6,753
Over 5 through 10 years	2,460
Over 10 years	3,181
Total	$ 20,076	15,263	14,307
Securities available-for-sale (Yield):
One year or less	2.14%
Over 1 through 5 years	2.07%
Over 5 through 10 years	2.25%
Over 10 years	3.12%
Total	2.28%
Securities held-to-maturity, Amount:
One year or less	$ 936
Over 1 through 5 years	3,480
Over 5 through 10 years	311
Over 10 years	0
Amortized cost	$ 4,727	9,792	11,117
Securities held-to-maturity (Yield):
One year or less	1.41%
Over 1 through 5 years	1.83%
Over 5 through 10 years	2.18%
Over 10 years	0.00%
Total	1.77%
U.S. government agencies
Securities available-for-sale, Amount:
One year or less	$ 245
Over 1 through 5 years	317
Over 5 through 10 years	1,095
Over 10 years	0
Total	$ 1,657	908	359
Securities available-for-sale (Yield):
One year or less	1.88%
Over 1 through 5 years	2.54%
Over 5 through 10 years	2.78%
Over 10 years	0.00%
Total	2.60%
Securities held-to-maturity, Amount:
One year or less	$ 597
Over 1 through 5 years	900
Over 5 through 10 years	0
Over 10 years	0
Amortized cost	$ 1,497	1,653	1,589
Securities held-to-maturity (Yield):
One year or less	1.26%
Over 1 through 5 years	2.52%
Over 5 through 10 years	0.00%
Over 10 years	0.00%
Total	2.01%
State and political subdivisions
Securities available-for-sale, Amount:
One year or less	$ 402
Over 1 through 5 years	1,121
Over 5 through 10 years	531
Over 10 years	193
Total	$ 2,247	2,957	3,378
Securities available-for-sale (Yield):
One year or less	2.54%
Over 1 through 5 years	2.97%
Over 5 through 10 years	2.23%
Over 10 years	3.06%
Total	2.73%
Securities held-to-maturity, Amount:
One year or less	$ 0
Over 1 through 5 years	3
Over 5 through 10 years	0
Over 10 years	14
Amortized cost	$ 17	$ 17	$ 19
Securities held-to-maturity (Yield):
One year or less	0.00%
Over 1 through 5 years	5.66%
Over 5 through 10 years	0.00%
Over 10 years	4.76%
Total	4.95%
Other bonds, notes and debentures
Securities available-for-sale, Amount:
One year or less	$ 6,032
Over 1 through 5 years	10,761
Over 5 through 10 years	1,930
Over 10 years	181
Total	$ 18,904
Securities available-for-sale (Yield):
One year or less	1.50%
Over 1 through 5 years	1.29%
Over 5 through 10 years	0.88%
Over 10 years	1.68%
Total	1.32%
Securities held-to-maturity, Amount:
One year or less	$ 57
Over 1 through 5 years	373
Over 5 through 10 years	509
Over 10 years	0
Amortized cost	$ 939
Securities held-to-maturity (Yield):
One year or less	0.38%
Over 1 through 5 years	0.47%
Over 5 through 10 years	0.85%
Over 10 years	0.00%
Total	0.67%
Mortgage/ asset-backed
Securities available-for-sale, Amount:
Total	$ 42,925
Securities available-for-sale (Yield):
Total	3.25%
Securities held-to-maturity, Amount:
Amortized cost	$ 26,802
Securities held-to-maturity (Yield):
Total	2.92%
Mortgage/ asset-backed | Mortgage-backed securities
Securities available-for-sale, Amount:
Without single maturity date	$ 37,788
Securities available-for-sale (Yield):
Without single maturity date	3.23%
Securities held-to-maturity, Amount:
Mortgage-backed securities	$ 26,802
Securities held-to-maturity (Yield):
Without single maturity date	2.92%
Mortgage/ asset-backed | Asset-backed securities
Securities available-for-sale, Amount:
Without single maturity date	$ 5,137
Securities available-for-sale (Yield):
Without single maturity date	3.35%